Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	CAPITAL INCOME BUILDER
Entity Central Index Key	0000811968
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 16, 2022
Document Effective Date	Jan. 01, 2023
Prospectus Date	Jan. 01, 2023
Capital Income Builder® | Class A
Prospectus:
Trading Symbol	CAIBX
Capital Income Builder® | Class R-1
Prospectus:
Trading Symbol	RIRAX
Capital Income Builder® | Class R-2
Prospectus:
Trading Symbol	RIRBX
Capital Income Builder® | Class R-3
Prospectus:
Trading Symbol	RIRCX
Capital Income Builder® | Class R-4
Prospectus:
Trading Symbol	RIREX
Capital Income Builder® | Class R-5
Prospectus:
Trading Symbol	RIRFX
Capital Income Builder® | Class C
Prospectus:
Trading Symbol	CIBCX
Capital Income Builder® | Class F-1
Prospectus:
Trading Symbol	CIBFX
Capital Income Builder® | Class 529-A
Prospectus:
Trading Symbol	CIRAX
Capital Income Builder® | Class 529-C
Prospectus:
Trading Symbol	CIRCX
Capital Income Builder® | Class 529-E
Prospectus:
Trading Symbol	CIREX
Capital Income Builder® | Class 529-F-1
Prospectus:
Trading Symbol	CIRFX
Capital Income Builder® | Class F-2
Prospectus:
Trading Symbol	CAIFX
Capital Income Builder® | Class R-6
Prospectus:
Trading Symbol	RIRGX
Capital Income Builder® | Class R-2E
Prospectus:
Trading Symbol	RCEEX
Capital Income Builder® | Class R-5E
Prospectus:
Trading Symbol	RIRHX
Capital Income Builder® | Class F-3
Prospectus:
Trading Symbol	CFIHX
Capital Income Builder® | Class 529-T
Prospectus:
Trading Symbol	TCBBX
Capital Income Builder® | Class T
Prospectus:
Trading Symbol	TCIBX
Capital Income Builder® | Class 529-F-2
Prospectus:
Trading Symbol	FBCIX
Capital Income Builder® | Class 529-F-3
Prospectus:
Trading Symbol	FWCBX